Share-based payments - Weighted average remaining contractual life (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Omnibus plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards in force at year end	12,809,599	9,264,485	4,130,000
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life		3 months 3 days
Number of awards in force at year end		1,266,575
2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	2 months 15 days	1 year 1 month 28 days
Number of awards in force at year end	1,529,822	1,734,542
2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	1 year 7 days	1 year 10 months 9 days
Number of awards in force at year end	5,378,118	6,263,368
2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	1 year 11 months 4 days
Number of awards in force at year end	5,901,659